Fees Summary	Apr. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 324,844.41
Previously Paid Amount	0.00
Total Fee Amount	44.86
Total Offset Amount	0.00
Net Fee	44.86
Narrative - Max Aggregate Offering Price	$ 324,844.41
Final Prospectus	true